Document and Entity Information	Apr. 16, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	001-07933
Entity Registrant Name	Aon plc
Entity Central Index Key	0000315293
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
City Area Code	353
Local Phone Number	1 266 6000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees of Aon plc's 3.500% Senior Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees of Aon plc's 3.875% Senior Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees of Aon plc's 2.875% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.850% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.850% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.050% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.050% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.600% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.600% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantee of Aon Corporation and Aon Global Holdings plc's 5.000% Senior Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantee of Aon Corporation and Aon Global Holdings plc's 5.000% Senior Notes due 2032
Trading Symbol	AON32
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 5.350% Senior Notes due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 5.350% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.250% Senior Notes due 2042 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.450% Senior Notes due 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.600% Senior Notes due 2044 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees of Aon plc's 4.750% Senior Notes due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon plc's 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 2.900% Senior Notes due 2051 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 2.900% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees of Aon Corporation and Aon Global Holdings plc's 3.900% Senior Notes due 2052 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon Corporation and Aon Global Holdings plc's 3.900% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.125% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.125% Senior Notes due 2027
Trading Symbol	AON27B
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.150% Senior Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.150% Senior Notes due 2029
Trading Symbol	AON29
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.300% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.300% Senior Notes due 2031
Trading Symbol	AON31B
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.450% Senior Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.450% Senior Notes due 2034
Trading Symbol	AON34
Security Exchange Name	NYSE
Guarantees of Aon North America, Inc.'s 5.750% Senior Notes due 2054 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantees of Aon North America, Inc.'s 5.750% Senior Notes due 2054
Trading Symbol	AON54
Security Exchange Name	NYSE